Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	111 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 10,186	$ 10,186	$ 10,186	$ 10,186	$ 10,186	$ 11,426	$ 10,964	$ 14,440	$ 13,462	$ 13,625	$ 11,053	$ 11,520	$ 9,364	$ 9,400		$ 9,550
Average Annual Return, Percent	(14.87%)	(6.52%)			0.18%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.86%)	(5.65%)			0.65%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 10,010	$ 10,010	10,010	10,010	$ 10,010	11,303	10,905	14,468	13,569	13,819	11,277	11,838	9,682	9,777		10,000
Average Annual Return, Percent	(12.32%)	(6.24%)			0.01%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(11.44%)	(6.24%)			0.01%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 110,460	$ 110,460	$ 110,460	110,460	$ 110,460	123,501	118,116	155,076	144,024	145,229	117,358	121,940	98,823	98,822		100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.56%)	(5.32%)			1.00%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 10,754	$ 10,754	$ 10,754	$ 10,754	$ 10,754	12,088	11,618	15,325	14,311	14,503	11,781	12,304	10,021	10,026	$ 10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(11.04%)	(5.80%)		0.79%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 11,223	$ 11,223	$ 11,223	$ 11,223	$ 11,223	12,549	11,987	15,734	14,623	14,745	11,933	12,399	10,048	10,039	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.57%)	(5.31%)		1.25%
Class A | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net2
Account Value	$ 16,598	$ 16,598	16,598	$ 16,598	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919		10,000
Average Annual Return, Percent	3.82%	4.73%			5.20%
Class C | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net2
Account Value	$ 16,598	$ 16,598	16,598	16,598	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919		10,000
Average Annual Return, Percent	3.82%	4.73%			5.20%
Class I | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net2
Account Value	$ 165,984	$ 165,984	$ 165,984	165,984	$ 165,984	159,872	135,212	158,053	142,053	131,756	107,984	125,257	100,178	99,186		100,000
Average Annual Return, Percent	3.82%	4.73%			5.20%
Class R | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net2
Account Value	$ 17,410	$ 17,410	$ 17,410	$ 17,410	$ 17,410	16,769	14,182	16,578	14,900	13,820	11,326	13,138	10,508	10,404	10,000
Average Annual Return, Percent	3.82%	4.73%		6.18%
Class Z | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net2
Account Value	$ 17,410	$ 17,410	$ 17,410	$ 17,410	$ 17,410	16,769	14,182	16,578	14,900	13,820	11,326	13,138	10,508	10,404	10,000
Average Annual Return, Percent	3.82%	4.73%		6.18%
Class A | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Account Value	$ 9,802	$ 9,802	9,802	$ 9,802	$ 9,802	10,706	10,072	13,305	12,303	13,247	10,951	11,701	9,749	9,624		10,000
Average Annual Return, Percent	(8.45%)	(5.84%)			(0.20%)
Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class C | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Account Value	$ 9,802	$ 9,802	9,802	9,802	$ 9,802	10,706	10,072	13,305	12,303	13,247	10,951	11,701	9,749	9,624		10,000
Average Annual Return, Percent	(8.45%)	(5.84%)			(0.20%)
Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class I | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Account Value	$ 98,018	$ 98,018	98,018	98,018	$ 98,018	107,059	100,722	133,054	123,031	132,471	109,512	117,014	97,490	96,237		100,000
Average Annual Return, Percent	(8.45%)	(5.84%)			(0.20%)
Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 342,540	$ 342,540	$ 342,540	342,540	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384		$ 100,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class R | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Account Value	$ 10,202	$ 10,202	$ 10,202	$ 10,202	$ 10,202	11,143	10,483	13,848	12,805	13,788	11,398	12,179	10,147	10,016	10,000
Average Annual Return, Percent	(8.45%)	(5.84%)		0.22%
Class R | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 36,092	$ 36,092	$ 36,092	$ 36,092	36,092	28,869	22,860	27,916	21,689	18,319	13,932	14,571	11,960	10,682	10,000
Average Annual Return, Percent	25.02%	14.52%		14.88%
Class Z | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Account Value	$ 10,202	$ 10,202	$ 10,202	$ 10,202	10,202	11,143	10,483	13,848	12,805	13,788	11,398	12,179	10,147	10,016	10,000
Average Annual Return, Percent	(8.45%)	(5.84%)		0.22%
Class Z | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 36,092	$ 36,092	$ 36,092	$ 36,092	$ 36,092	$ 28,869	$ 22,860	$ 27,916	$ 21,689	$ 18,319	$ 13,932	$ 14,571	$ 11,960	$ 10,682	$ 10,000
Average Annual Return, Percent	25.02%	14.52%		14.88%